Note 19 - Share-based Compensation and Warrant Reserve (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 31, 2024	Jan. 09, 2024 shares	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			245,000	3,134,800
Expense from share-based payment transactions			$ 859	$ 1,351	$ 1,669
Weighted average share price, share options granted (in CAD per share) | $ / shares			$ 0.31	$ 0.47	$ 0.46
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			1,827,245	197,345
Long-term incentive plan [member]
Statement Line Items [Line Items]
Description of maximum percentage of shares reserved for issuance for share-based compensation arrangement			10.00%
Long-term incentive plan [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		1,318,623
Vesting requirements for share-based payment arrangement, percentage		0.33%
Executive Officer [Member]
Statement Line Items [Line Items]
Expense from share-based payment transactions			$ 177	$ 0
Director [Member] | Long-term incentive plan [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of instruments authorised in share-based payment arrangement (in shares) | shares		235,080
Officer [Member] | Long-term incentive plan [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	273,542